Supplemental Oil and Gas Information (Unaudited) - Summary of Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Roll Forward]
Standardized measure, beginning of period	$ 74,779	$ 94,146
Sales, net of production costs	(14,682)	(19,498)
Net changes in prices and production costs related to future production	(8,679)	(20,475)
Extensions, discoveries and improved recovery, net of future production costs	377	15,419
Revisions of previous quantity estimates, net of related costs	9,647	(1,836)
Net change in income taxes	(5,752)	158
Accretion of discount	6,490	7,169
Changes in timing and other	550	(304)
Net decrease in standardized measures	(12,049)	(19,367)
Standardized measure, end of period	$ 62,730	$ 74,779